UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue, Suite 303
                  Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg      Wayne, New Jersey      August 13, 2004
 ------------------------    -------------------    -----------------
      [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                 5

Form 13F Information Table Value Total:           $42,585
                                                (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                  Name
---       --------------------                  ----

2                  028-06621           ISP Investco LLC

3                  028-06623           International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1            Column 2         Column 3   Column 4     Column 5      Column 6     Column 7               Column 8

                     Title                                    Shares
                       Of                          Value          or        Investment    Other            Voting Authority
Name of Issuer       Class            CUSIP     (x $1,000)    Prin Amt     Discretion    Managers     Sole      Shared      None
--------------       -----            -----      ---------    --------     ----------    --------     ----      ------      ----
MONY Group            COM            615337102       1,822     58,200SH      DEFINED        2,3                 58,200
Northrop Grumman      COM            666807102      21,525    400,844SH      DEFINED        2,3                400,844
Dreyer's Grand
 Ice Cream          COM A CALL PUT   261877104      14,730    186,435SH      DEFINED        2,3                186,435
General Electric      COM            369604103       4,286    132,299SH      DEFINED        2,3                132,299
New York Community
 Bancorp              COM            649445103         221     11,250SH      DEFINED        2,3                 11,250

                                       Column Total 42,585

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.